Leases - Schedule of Movement in Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Movement In Lease Liabilities [Abstract]
Balance at the beginning	$ 722	$ 728	$ 612
Additions	434	125	204
Finance cost accrued during the period	30	24	24
Deletions	(6)	(18)	(23)
Payment of lease liabilities	(152)	(128)	(111)
Translation difference	(18)	(9)	22
Balance at the end	$ 1,010	$ 722	$ 728